Equipment, net (Details) - Exascale Labs Inc. [Member] - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Equipment	$ 29,198	$ 29,944	$ 27,806
Total	29,198	29,944	27,806
Less: accumulated depreciation	(14,792)	(10,344)	(4,110)
Net carrying amount	$ 14,406	$ 19,600	$ 23,696